Label	Element	Value
TIAA-CREF International Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF International Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended October 31, 2017, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through February 28, 2019, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund primarily invests in equity securities of issuers in developed and emerging markets located around the world but outside the United States. The Fund anticipates investing in a number of foreign markets, but at a minimum it will invest in at least three countries outside the United States. The Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), selects individual stocks, and lets the Fund’s country and regional asset allocations evolve from this stock selection. The Fund may invest in companies of all sizes.

Advisors typically invests in companies that it believes can demonstrate positive and sustainable structural change. In addition, Advisors looks for companies in the early stages of a structural growth opportunity driven by differentiated products and/or services that maintain strong barriers to entry, continue to outgrow peers and demonstrate accelerating top-line growth with margin expansion. Advisors will typically invest in these types of companies when Advisors believes that their stock prices do not fully reflect the stock’s potential value, based on current earnings, assets and long-term growth prospects.

The Fund is actively managed; however, Advisors regularly reviews the Fund’s sector and country exposure against the Fund’s benchmark index, the Morgan Stanley Capital International ACWI (All Country World Index) ex USA® Index (the “MSCI ACWI ex USA Index”), to seek to control risk.

The Fund may purchase and sell futures, options, swaps and other equity derivatives to carry out the Fund’s investment strategies.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Market Risk—The risk that market prices of portfolio investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including changing economic, political or market conditions. Market risk may affect a single issuer, industry or sector of the economy, or it may affect the market as a whole.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Active Management Risk—The risk that Advisors’ strategy, investment selection or trading execution may cause the Fund to underperform relative to the benchmark index or mutual funds with similar investment objectives.

• Foreign Investment Risk—Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, currency, market or economic developments and can result in greater price volatility and perform differently from financial instruments of U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

• Emerging Markets Risk—The risk of foreign investment often increases in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their financial markets may be very small, share prices of financial instruments in emerging market countries may be volatile and difficult to determine. Financial instruments of issuers in these countries may be less liquid than those of issuers in more developed countries. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging market countries. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

• Large-Cap Risk—The risk that large-capitalization companies are more mature and may grow more slowly than the economy as a whole and tend to go in and out of favor based on market and economic conditions.

• Mid-Cap Risk—The risk that the stocks of mid-capitalization companies often experience greater price volatility, lower trading volume and less liquidity than the stocks of larger, more established companies.

• Small-Cap Risk—The risk that the stocks of small-capitalization companies often experience greater price volatility than large- or mid-sized companies because small-cap companies are often newer or less established than larger companies and are likely to have more limited resources, products and markets. Securities of small-cap companies are often less liquid than securities of larger companies as a result of there being a smaller market for their securities, which can have an adverse effect on the pricing of these securities and on the ability to sell these securities when Advisors deems it appropriate.

• Illiquid Investments Risk—The risk that illiquid investments may be difficult to sell for the value at which they are carried, if at all, or at any price within the desired time frame.

• Derivatives Risk—The risks associated with investing in derivatives may be different and greater than the risks associated with directly investing in the underlying securities and other instruments. The Fund may use futures, options, single name or index credit default swaps, or forwards, and the Fund may also use more complex derivatives such as swaps that might present liquidity, credit and counterparty risk. When investing in derivatives, the Fund may lose more than the principal amount invested.

Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money over short or long periods by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year since inception of the Institutional Class. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Advisor, Premier, Retirement and Retail classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2017, and how those returns compare to those of the Fund’s benchmark index. After-tax performance is shown only for Institutional Class shares, and after-tax returns for the other classes of shares will vary from the after-tax returns presented for Institutional Class shares.

The returns shown below reflect previous agreements by Advisors to waive, reimburse and/or compensate the Fund for certain fees, expenses and/or costs. Without these reductions and/or compensation, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The benchmark index listed below is unmanaged, and you cannot invest directly in an index. The returns for the benchmark index reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa.org. For information on the effect of compensation paid to the Fund on performance, see the Financial highlights for the Fund in this Prospectus.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%) International Opportunities Fund
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 9.34%, for the quarter ended September 30, 2017. Worst quarter: -9.95%, for the quarter ended September 30, 2015.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.95%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The returns for the benchmark index reflect no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class, and after-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or Individual Retirement Accounts (IRAs). After-tax returns are shown for only one class, and after-tax returns for other classes will vary.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2017
TIAA-CREF International Opportunities Fund | MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.19%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%	[1]
TIAA-CREF International Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Other expenses	rr_OtherExpensesOverAssets	0.04%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.63%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 786
Annual Return 2014	rr_AnnualReturn2014	(8.09%)
Annual Return 2015	rr_AnnualReturn2015	1.67%
Annual Return 2016	rr_AnnualReturn2016	(0.69%)
Annual Return 2017	rr_AnnualReturn2017	35.20%
1 Year	rr_AverageAnnualReturnYear01	35.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013
TIAA-CREF International Opportunities Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	34.95%
Since Inception	rr_AverageAnnualReturnSinceInception	7.30%
TIAA-CREF International Opportunities Fund | Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.36%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
TIAA-CREF International Opportunities Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Other expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.72%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimate is for the current fiscal year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 74
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	401
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 894
1 Year	rr_AverageAnnualReturnYear01	35.31%
Since Inception	rr_AverageAnnualReturnSinceInception	7.51%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 04, 2015
TIAA-CREF International Opportunities Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.80%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
1 Year	rr_AverageAnnualReturnYear01	35.07%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013
TIAA-CREF International Opportunities Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	0.59%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.88%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.88%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
1 Year	rr_AverageAnnualReturnYear01	34.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013
TIAA-CREF International Opportunities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Account maintenance fee (annual fee on accounts under $2,000)	rr_ShareholderFeeOther	$ 15.00
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.08%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,317
1 Year	rr_AverageAnnualReturnYear01	34.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 12, 2013

[1]	Performance is calculated from the inception date of the Institutional Class.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.70% of average daily net assets for Institutional Class shares; (ii) 0.85% of average daily net assets for Advisor Class shares; (iii) 0.85% of average daily net assets for Premier Class shares; (iv) 0.95% of average daily net assets for Retirement Class shares; and (v) 1.09% of average daily net assets for Retail Class shares of the Fund. These expense reimbursement arrangements will continue through at least February 28, 2019, unless changed with approval of the Board of Trustees.
[3]	Estimate is for the current fiscal year.
[4]	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Advisor Class. If those expenses had been reflected, the performance would have been lower.